Stock Options - Compensation costs (Details) - Angel Studios, Inc. CIK: 0001671941 - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Stock-based compensation expense	$ 1,031,656	$ 1,503,969
Unrecognized stock-based compensation costs	$ 7,977,220	$ 1,951,694
Weighted-average recognition period	4 years 11 months 19 days	2 years 8 months 19 days
Estimated forfeiture rate	30.00%